Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	86,533,654	39,062,386	16,691,170
Common stock, shares outstanding	86,440,281	38,969,013	16,685,513
Treasury stock, shares	93,373	93,373	5,657
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000	8,000	8,000
Preferred stock, shares outstanding	450	450	500
Preferred stock, shares issued		450	500
Previously Reported
Common stock, shares authorized		100,000,000	100,000,000